Fair Value Disclosures (Details) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Derivative financial instruments, net	$ 223	$ 232	$ 189
Total Assets	223	232	189
Liabilities
Guarantees	2	2	3
Total liabilities	2	2	3
Level 1
Assets
Derivative financial instruments, net	0	0	0
Total Assets	0	0	0
Liabilities
Guarantees	0	0	0
Total liabilities	0	0	0
Level 2
Assets
Derivative financial instruments, net	223	232	189
Total Assets	223	232	189
Liabilities
Guarantees	0	0	0
Total liabilities	0	0	0
Level 3
Assets
Derivative financial instruments, net	0	0	0
Total Assets	0	0	0
Liabilities
Guarantees	2	2	3
Total liabilities	$ 2	$ 2	$ 3